UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

1300 N. State Street

Bellingham, Washington 98225-4730

(Address of Principal Executive Offices, including ZIP Code)

Nicole Trudeau, Esq.

1300 N. State Street

Bellingham, Washington 98225-4730

(Name and Address of Agent for Service)

Registrant’s Telephone Number – (360) 734-9900

Date of fiscal year end: May 31, 2019

Date of reporting period: February 28, 2019

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust, Income Fund

Common Stocks – 97.7%	Number of Shares	Market Value	Percentage of Assets

Consumer Discretionary

Apparel, Footwear & Accessory Design

Nike, Class B	320,000	$27,433,600	2.1%

Automotive Retailers

Genuine Parts	382,000	41,553,960	3.1%

Home Improvement

Stanley Black & Decker	100,000	13,243,000	1.0%
		82,230,560	6.2%

Consumer Staples

Beverages

PepsiCo	250,000	28,910,000	2.2%

Household Products

Colgate-Palmolive	524,000	34,515,880	2.6%

Kimberly-Clark	230,000	26,870,900	2.0%

Procter & Gamble	40,000	3,942,000	0.3%

Unilever ADR	325,000	17,299,750	1.3%
		82,628,530	6.2%

Packaged Food

General Mills	300,000	14,139,000	1.0%

McCormick & Co	350,000	47,593,000	3.6%
		61,732,000	4.6%
		173,270,530	13.0%

Health Care

Large Pharma

AbbVie	380,000	30,111,200	2.3%

Bristol-Myers Squibb	650,000	33,579,000	2.5%

Eli Lilly	620,000	78,299,800	5.9%

GlaxoSmithKline ADR	381,107	15,381,478	1.2%

Johnson & Johnson	230,000	31,427,200	2.4%

Novartis ADR	235,400	21,475,542	1.6%

Pfizer	1,150,000	49,852,500	3.7%
		260,126,720	19.6%

Life Science Equipment

Abbott Laboratories	350,000	27,167,000	2.0%
		287,293,720	21.6%

Industrials

Aircraft & Parts

United Technologies	160,000	20,107,200	1.5%

Commercial & Residential Building Equipment & Systems

Honeywell International	300,000	46,221,000	3.5%

Johnson Controls International	500,000	17,635,000	1.3%

Resideo Technologies(1)	50,000	1,285,000	0.1%
		65,141,000	4.9%

Flow Control Equipment

Parker Hannifin	275,000	48,444,000	3.7%

Industrial Distribution & Rental

W.W. Grainger	80,000	24,381,600	1.8%

Industrial Machinery

Illinois Tool Works	300,000	43,224,000	3.3%

Measurement Instruments

Rockwell Automation	300,000	53,568,000	4.0%

Rail Freight

Canadian National Railway	534,000	45,859,920	3.4%
		300,725,720	22.6%

Materials

Agricultural Chemicals

Nutrien	170,000	9,254,800	0.7%

Basic & Diversified Chemicals

Air Products & Chemicals	200,000	36,236,000	2.7%

Linde PLC	160,000	27,718,400	2.1%

Methanex	300,000	16,920,000	1.3%
		80,874,400	6.1%

Containers & Packaging 3M		200,000	41,478,000	3.1%

Non Wood Building Materials

Carlisle		330,000	40,616,400	3.1%

Specialty Chemicals

DowDuPont		641,000	34,120,430	2.5%

PPG Industries		400,000	44,788,000	3.4%

RPM International		180,000	10,416,600	0.8%
			89,325,030	6.7%
			261,548,630	19.7%

Technology

Communications Equipment

Cisco Systems		150,000	7,765,500	0.6%

Infrastructure Software

Microsoft		550,000	61,616,500	4.6%

Semiconductor Devices

Intel		900,000	47,664,000	3.6%

Microchip Technology		504,000	43,782,480	3.3%
			91,446,480	6.9%

Semiconductor Manufacturing

Taiwan Semiconductor ADR		850,048	33,194,374	2.5%
			194,022,854	14.6%
Total investments	(Cost = $	493,950,329)	1,299,092,014	97.7%

Other Assets (net of liabilities)			30,711,988	2.3%

Total net assets			$1,329,804,002	100.0%

(1) Non-income producing

ADR: American Depository Receipt

Amana Mutual Funds Trust, Growth Fund

Common Stocks – 93.0%	Number of shares	Market Value	Percentage of Assets

Communications

Internet Media
Alphabet, Class A(1)	25,000	$28,163,750	1.4%
		28,163,750	1.4%

Consumer Discretionary

Home & Office Product Wholesalers

Fastenal	600,000	37,764,000	1.9%

Home Products Stores

Lowe’s	400,000	42,036,000	2.1%

Specialty Apparel Stores

TJX Companies	1,400,000	71,806,000	3.7%
		151,606,000	7.7%

Consumer Staples

Beverages

PepsiCo	235,000	27,175,400	1.4%

Household Products

Church & Dwight	1,200,000	78,960,000	4.0%

Clorox	250,000	39,507,500	2.0%

Estee Lauder, Class A	458,594	71,971,742	3.7%
		190,439,242	9.7%
		217,614,642	11.1%

Health Care

Biotech

Amgen	355,000	67,478,400	3.4%

Celgene(1)	200,000	16,624,000	0.9%
		84,102,400	4.3%

Large Pharma

Eli Lilly	350,000	44,201,500	2.3%

Johnson & Johnson	420,000	57,388,800	2.9%

Novo Nordisk ADR	1,002,195	49,057,445	2.5%
		150,647,745	7.7%

Life Science Equipment

Agilent Technologies	900,000	71,496,000	3.6%

Medical Devices

Stryker	300,000	56,553,000	2.9%
		362,799,145	18.5%

Industrials

Aircraft & Parts

Harris	390,000	64,322,700	3.3%

Building Sub Contractors

EMCOR Group	682,750	49,246,758	2.5%

Measurement Instruments

Keysight Technologies(1)	500,000	42,205,000	2.1%

Trimble(1)	1,500,000	60,015,000	3.1%
		102,220,000	5.2%

Metalworking Machinery

Lincoln Electric Holdings	360,000	31,111,200	1.6%

Rail Freight

Norfolk Southern	300,000	53,790,000	2.7%

Union Pacific	300,000	50,310,000	2.6%
		104,100,000	5.3%
		351,000,658	17.9%

Technology

Application Software

Adobe Systems(1)	450,000	118,125,000	6.0%

Intuit	450,000	111,208,500	5.7%

SAP ADR	316,379	33,893,682	1.7%
		263,227,182	13.4%

Communications Equipment

Apple	504,000	87,267,600	4.4%

Cisco Systems	1,500,000	77,655,000	4.0%
		164,922,600	8.4%

Information Services

Gartner(1)	180,000	25,614,000	1.3%

Infrastructure Software

Oracle	650,000	33,884,500	1.7%

Semiconductor Devices

Qualcomm	800,000	42,712,000	2.2%

Xilinx	600,000	75,180,000	3.8%
		117,892,000	6.0%

Semiconductor Manufacturing

ASML Holding NY	308,000	56,323,960	2.9%

Taiwan Semiconductor ADR	1,222,471	47,737,493	2.4%
		104,061,453	5.3%

Technology Distributors

SYNNEX Corporation	44,335	4,350,150	0.3%
		713,951,885	36.4%
Total investments	(Cost = $475,809,752)	1,825,136,080	93.0%

Other Assets (net of liabilities)		136,337,588	7.0%

Total net assets		$1,961,473,668	100.0%

 (1) Non-income producing

 ADR: American Depository Receipt

Amana Mutual Funds Trust, Developing World Fund

Common Stocks – 83.0%	Number of Shares	Market Value	Country(1)	Percentage of Assets

Communications

Cable & Satellite

MultiChoice Group(2)	3,120	$23,298	South Africa	0.1%

Entertainment Content

Naspers ADR	15,600	675,480	South Africa	2.3%

Internet Media

Baidu ADR(2)	3,500	568,890	China(3)	1.9%

Telecom Carriers

Advanced Info Service	99,000	571,844	Thailand	2.0%

Telekomunikasi Indonesia ADR	30,000	827,400	Indonesia	2.8%
		1,399,244		4.8%
		2,666,912		9.1%

Consumer Discretionary

Airlines

Copa Holdings, Class A	4,000	352,680	Panama	1.2%

Apparel, Footwear & Accessory Design

Samsonite International	259,800	772,066	Hong Kong(3)	2.6%

VF	12,000	1,048,320	United States	3.6%
		1,820,386		6.2%

Automobiles

Ford Otomotiv Sanayi	52,500	544,983	Turkey	1.9%

Home Improvement

Techtronic Industries	140,000	935,229	Hong Kong	3.2%
		3,653,278		12.5%

Consumer Staples

Food & Drug Stores

Clicks Group	78,000	1,002,114	South Africa	3.4%

Household Products

Colgate-Palmolive	12,600	829,962	United States	2.8%

Unilever ADR	14,700	782,481	United Kingdom	2.7%
		1,612,443		5.5%

Packaged Food

Indofood CBP Sukses Makmur	800,000	581,483	Indonesia	2.0%

M. Dias Branco	30,000	377,301	Brazil	1.3%
		958,784		3.3%
		3,573,341		12.2%

Financials

Islamic Banking

BIMB Holdings	531,000	554,391	Malaysia	1.8%

Real Estate Owners & Developers

SM Prime Holdings	1,610,000	1,192,559	Philippines	4.1%
		1,746,950		5.9%

Health Care

Generic Pharma

Aspen Pharmacare Holdings	25,000	247,496	South Africa	0.9%

Health Care Facilities

Bangkok Dusit Medical Services NVDR	380,000	284,520	Thailand	1.0%

IHH Healthcare	300,000	421,723	Malaysia	1.4%

KPJ Healthcare	2,535,992	630,212	Malaysia	2.1%
		1,336,455		4.5%
		1,583,951		5.4%

Industrials

Logistics Services

Kerry Logistics Network	400,000	664,690	China(3)	2.3%

Rail Freight

Kansas City Southern Industries	6,500	706,160	United States	2.4%

Transport Support Services

Grupo Aeroportuario Sureste ADR	1,350	228,528	Mexico	0.7%
		1,599,378		5.4%

Materials

Precious Metal Mining

Barrick Gold	59,748	755,215	Canada	2.6%

Specialty Chemicals

International Flavors & Fragrances	5,000	637,500	United States	2.1%
		1,392,715		4.7%

Technology

Application Software

Tencent Holdings ADR	36,000	1,541,160	China	5.2%

Communications Equipment

Samsung Electronics	23,800	952,520	Korea	3.3%

Sercomm	266,000	563,048	Taiwan	1.9%

		1,515,568		5.2%

Computer Hardware & Storage

Advantech	90,000	685,698	Taiwan	2.3%

Electronics Components

Silergy	41,400	740,212	China(3)	2.5%

Semiconductor Devices

Micron Technology(2)	17,000	694,960	United States	2.4%

Semiconductor Manufacturing

Taiwan Semiconductor ADR	21,000	820,050	Taiwan	2.8%
		5,997,648		20.4%

Utilities

Integrated Utilities

AboitizPower	815,000	548,798	Philippines	1.9%

Power Generation

Manila Electric	80,000	568,564	Philippines	1.9%

Utility Networks

Enersis Americas ADR	10,000	87,700	Chile	0.3%

Hong Kong & China Gas	421,927	976,649	China(3)	3.3%

		1,064,349		3.6%
		2,181,711		7.4%
Total Common Stocks	9,231,537	24,395,884		83.0%
Warrants – 0.0%

Financials

Islamic Banking

BIMB Holdings Warrants(2)	80,000	5,410	Malaysia	0.0%	(4)
		5,410		0.0%	(4)
Total investments	(Cost = $20,966,211)	24,401,294		83.0%

Other assets		4,991,247		17.0%
Total net assets		$29,392,541		100.0%
(1)	Country of domicile
(2)	Non-income producing
(3)	Denotes a country of primary exposure
(4)	Less than 0.05%

ADR: American Depository Receipt

NVDR: Thai Non-Voting Depository

Amana Mutual Funds Trust, Participation Fund

Corporate Sukuk – 66.0%	Coupon / Maturity	Face Amount	Market Value	Country(1)	Percentage of Assets

Consumer Discretionary

Al Shindagha(2)	3.776% due 11/26/2019	3,250,000	3,250,055	United Arab Emirates	4.8%
Majid Al Futtaim(2)	4.50% due 11/03/2025	3,000,000	3,027,741	United Arab Emirates	4.4%
			6,277,796		9.2%

Energy
Petronas Global(3)	2.707% due 03/18/2020	3,000,000	2,983,509	Malaysia	4.4%
			2,983,509		4.4%

Financials

Aldar(2)	4.75% due 09/29/2025	1,000,000	1,020,448	United Arab Emirates	1.5%

Dubai International Financial Centre(2)	4.325% due 11/12/2024	3,000,000	3,003,099	United Arab Emirates	4.4%

Dubai Islamic Bank(2)	2.921% due 06/03/2020	2,000,000	1,976,386	United Arab Emirates	2.9%

Emirates Islamic Bank(2)	3.542% due 05/31/2021	3,000,000	2,979,936	United Arab Emirates	4.4%

Emirates Madina Group(2)	4.564% due 06/18/2024	3,000,000	3,032,082	United Arab Emirates	4.5%

Investment Corporation of Dubai(2)	3.508% due 05/21/2020	2,975,000	2,957,581	United Arab Emirates	4.3%

Noor(2)	2.788% due 04/28/2020	3,000,000	2,960,523	United Arab Emirates	4.3%

Qatar Isalmic Bank(2)	2.754% due 10/27/2020	3,000,000	2,948,313	Qatar	4.3%

SIB Sukuk Co III(2)	3.084% due 09/08/2021	3,000,000	2,940,174	United Arab Emirates	4.3%
			23,818,542		34.9%

Industrials

DP World Crescent(2)	3.908% due 05/31/2023	3,000,000	3,012,657	United Arab Emirates	4.4%
			3,012,657		4.4%

Materials

Equate Sukuk Spc(2)	3.944% due 02/21/2024	3,000,000	2,998,335	United Arab Emirates	4.4%
			2,998,335		4.4%

Technology

Axiata(2)	4.357% due 03/24/2026	1,750,000	1,747,433	Malaysia	2.6%
			1,747,433		2.6%

Utilities

Saudi Electric Global(2)	4.00% due 04/08/2024	500,000	501,908	Cayman Islands	0.8%

Saudi Electric Global(3)	4.00% due 04/08/2024	1,500,000	1,505,955	Saudi Arabia	2.2%

TNB Global Ventures Capital(2)	3.244% due 10/19/2026	2,290,000	2,123,196	Malaysia	3.1%
			4,131,059		6.1%
Total Corporate Sukuk		45,265,000	44,969,331		66.0%

Government Sukuk – 26.7%

Foreign Government Sukuk

Department of Finance Dubai(2)	3.875% due 01/30/2023	2,750,000	2,750,896	United Arab Emirates	4.0%

Kingdom of Saudi Arabia(2)	3.628% due 04/20/2027	3,000,000	2,946,033	Saudi Arabia	4.3%

Oman Sovereign(2)	4.397% due 06/01/2024	3,250,000	3,060,571	Oman	4.5%

Perusahaan Penerbit SBSN III(2)	6.125% due 03/15/2019	500,000	500,000	Indonesia	0.8%

Perusahaan Penerbit SBSN(2)	4.55% due 03/29/2026	1,485,000	1,514,700	Indonesia	2.2%

Perusahaan Penerbit SBSN(3)	3.75% due 03/01/2023	500,000	499,375	Indonesia	0.7%

RAK Capital(2)	3.094% due 03/31/2025	1,750,000	1,680,000	United Arab Emirates	2.5%

Sharjah Sukuk(2)	3.764% due 09/17/2024	2,500,000	2,497,333	United Arab Emirates	3.7%

State of Qatar(2)	3.241% due 01/18/2023	2,750,000	2,750,283	Qatar	4.0%
			18,199,191		26.7%

Total Government Sukuk			18,199,191		26.7%

Total investments	(Cost = $64,053,129)		63,168,522		92.7%

Other Assets (net of liabilities)			4,982,982		7.3%

Total net assets			68,151,504		100.0%
(1)	Country of activity

(2)

Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2019, the aggregate value of these securities was $58,179,683 representing 85.4% of net assets.

(3)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2019, the net value of these securities was $4,988,839 representing 7.3% of net assets.

Notes to Schedule of Investments (unaudited)

1. Organization:

Amana Mutual Funds Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 11, 2013, and is the successor to Amana Mutual Funds Trust, an Indiana Business Trust organized on July 26, 1984, pursuant to a reorganization on July 19, 2013.

2. Significant Accounting Policies

a. Security valuation:

Under procedures approved by the Trust’s Board of Directors, Saturna Capital, the Trust’s investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds’ share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all the Funds’ foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security’s fair value.

b. Fair Value Measurements Disclosure:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019, in valuing the Funds’ investments carried at value:

Fair Value Measurements Table:
Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total

Income Fund
Common Stocks(1)	$1,299,092,014	$-	$-	$1,299,092,014

Total Assets	$1,299,092,014	$-	$-	$1,299,092,014

Growth Fund

Common Stocks(1)	$1,825,136,080	$-	$-	$1,825,136,080

Total Assets	$1,825,136,080	$-	$-	$1,825,136,080

World Fund
Common Stocks

Communications	$ 2,095,068	$ 571,844	$-	$ 2,666,912
Consumer Discretionary	1,401,000	2,252,278	-	3,653,278
Consumer Staples	1,612,443	1,960,898	-	3,573,341
Financials	-	1,746,950	-	1,746,950
Health Care	-	1,583,951	-	1,583,951
Industrials	934,688	664,690	-	1,599,378
Materials	1,392,715	-	-	1,392,715
Technology	3,056,170	2,941,478	-	5,997,648
Utilities	87,700	2,094,011	-	2,181,711

Total Common Stocks	$ 10,579,784	$13,816,100	$-	$ 24,395,884

Warrants	$-	$ 5,410	$-	$ 5,410

Total Assets	$ 10,579,784	$13,821,510	$-	$ 24,401,294

Participation Fund
Government Sukuk(1)	$-	$18,199,191	$-	$ 18,199,191

Corporate Sukuk(1)	-	44,969,331	-	44,969,331

Total Assets	$-	$63,168,522	$-	$ 63,168,522

During the period ended February 28, 2019, no Fund had transfers between Level 1, Level 2, and Level 3.

(1) See the Schedule of Investments for additional details

3. Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During a previous fiscal period ended, the Funds held positions in rights offerings as a result of actions taken by the board of directors of the underlying companies. Rights offerings are issued to existing shareowners of companies and allow shareowners to purchase additional company shares, generally at a discount to the current market price, prior to a set expiration date. As a result of exercising certain rights offerings, the Funds received warrants. Holders of warrants have the right to purchase additional securities directly from the issuer at a set exercise price, prior to a stated expiration date.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of February 28, 2019, by risk category are as follows:

Derivative instruments and hedging activites Chart
Developing World Fund
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives

Investments in securities, at value	Warrants	$5,410
	Total	$5,410
Statement of Operations effects
Developing World Fund
Derivatives not designated as hedging instruments	Realized Gain (Loss)	Changes in Unrealized Gain (Loss)

Warrants	$ -	$1,873
Total	$ -	$1,873

4. Federal Income Taxes:

The cost basis of investments for federal income tax purposes at February 28, 2019, were as follows:

	Income Fund	Growth Fund

Cost of investments	$493,950,329	$ 475,809,752
Gross unrealized appreciation	$808,625,804	$1,349,500,858
Gross unrealized depreciation	$ 3,484,119	$ 174,530
Net unrealized appreciation (depreciation)	$805,141,685	$1,349,326,328

	Developing World Fund	Participation Fund

Cost of investments	$20,966,211	$ 64,053,129
Gross unrealized appreciation	$ 5,281,911	$ 75,141
Gross unrealized depreciation	$ 1,846,828	$ 959,748
Net unrealized appreciation (depreciation)	$ 3,435,083	$ (884,607)

5. Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Item 2. Controls and Procedures

a.

An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and the principal financial officer, regarding the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser

Nicholas Kaiser, President and Chief Executive Officer

Date: April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser

Nicholas Kaiser, President and Chief Executive Officer

Date: April 29, 2019

By:

/s/ Christopher Fankhauser

Christopher Fankhauser, Chief Financial Officer

Date: April 29, 2019

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